BASIS OF CONSOLIDATION AND INVESTMENTS (Details)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
C S N Islands V I I Corp [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary		100.00%	100.00%
Description of nature of entity's operations and principal activities		Financial transactions
C S N Inova Ventures [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary		100.00%	100.00%
Description of nature of entity's operations and principal activities		Equity interests and Financial transactions
C S N Islands X I I Corp [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary		100.00%	100.00%
Description of nature of entity's operations and principal activities		Financial transactions
C S N Steel S L U [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary		100.00%	100.00%
Description of nature of entity's operations and principal activities		Equity interests and Financial transactions
Td B B S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	[1]	100.00%	100.00%
Description of nature of entity's operations and principal activities	[1]	Equity interests
Sepetiba Tecon S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary		99.99%	99.99%
Description of nature of entity's operations and principal activities		Port services
Minerios Nacional S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary		99.99%	99.99%
Description of nature of entity's operations and principal activities		Mining and Equity interests
Companhia Florestaldo Brasil [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary		99.99%	99.99%
Description of nature of entity's operations and principal activities		Reforestation
Estanho De Rondonia S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary		99.99%	99.99%
Description of nature of entity's operations and principal activities		Tin Mining
Companhia Metalurgica Prada [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary		99.90%	99.99%
Description of nature of entity's operations and principal activities		Manufacture of containers and distribution of steel products
C S N Mineracao S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary		79.75%	78.24%
Description of nature of entity's operations and principal activities		Mining
C S N Energia S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary		99.99%	99.99%
Description of nature of entity's operations and principal activities		Sale of electric power
F T L Ferrovia Transnordestina Logistica S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary		92.71%	92.71%
Description of nature of entity's operations and principal activities		Railroad logistics
Nordeste Logistica S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary		99.99%	99.99%
Description of nature of entity's operations and principal activities		Port services
C S N Inova Ltd [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary		100.00%	100.00%
Description of nature of entity's operations and principal activities		Advisory and implementation of new development projec
C B S I Companhia Brasileira De Servicos De Infraestrutura [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary		99.99%	99.99%
Description of nature of entity's operations and principal activities		Equity interests and product sales and iron ore
C S N Cimentos S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary		99.99%	99.99%
Description of nature of entity's operations and principal activities		Manufacturing and sale of cement
Berkeley Participacoes E Empreendimentos S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary		100.00%	100.00%
Description of nature of entity's operations and principal activities		Electric power generation and equity interests
C S N Inova Solucoes S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary		99.99%	99.99%
Description of nature of entity's operations and principal activities		Equity interests
C S N Participacoes I [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary		99.99%	99.99%
Description of nature of entity's operations and principal activities		Equity interests
Circula Mais Servicos De Intermediacao Comercial S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary		0.01%	99.99%
Description of nature of entity's operations and principal activities		Commercial intermediation for the purchase and sale of assets and materials in general
C S N Participacoes I I I [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary		99.99%	99.99%
Description of nature of entity's operations and principal activities		Equity interests
C S N Participacoes I V [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary		99.99%	99.99%
Description of nature of entity's operations and principal activities		Equity interests
C S N Participacoes V [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary		99.99%	99.99%
Description of nature of entity's operations and principal activities		Equity interests
Lusosider Projectos Siderurgicos S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary		100.00%	100.00%
Description of nature of entity's operations and principal activities		Equity interests and product sales
Lusosider Acos Planos S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary		99.99%	99.99%
Description of nature of entity's operations and principal activities		Steel and Equity interests
C S N Resources S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary		100.00%	100.00%
Description of nature of entity's operations and principal activities		Financial transactions and Equity interests
Companhia Brasileira De Latas [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary		99.99%	99.99%
Description of nature of entity's operations and principal activities		Sale of cans and containers in general and Equity interests
Companhia De Embalagens Metalicas M M S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary		99.99%	99.99%
Description of nature of entity's operations and principal activities		Production and sale of cans and related activities
Companhia De Embalagens Metalicas M T M [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary		99.99%	99.99%
Description of nature of entity's operations and principal activities		Production and sale of cans and related activities
C S N Steel Holdings 1 S L U [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	[2]		100.00%
Description of nature of entity's operations and principal activities	[2]	Financial transactions, product sales and Equity interests
C S N Productos Siderurgicos S L [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary		100.00%	100.00%
Description of nature of entity's operations and principal activities		Financial transactions, product sales and Equity interests
Stalhwerk Thuringen Gmb H [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary		100.00%	100.00%
Description of nature of entity's operations and principal activities		Production and sale of long steel and related activities
C S N Steel Sections Polska Sp Zoo [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary		100.00%	100.00%
Description of nature of entity's operations and principal activities		Financial transactions, product sales and Equity interests
C S N Mining Holding S L U [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary		79.75%	78.24%
Description of nature of entity's operations and principal activities		Financial transactions, product sales and Equity interests
C S N Mining Gmb H [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary		79.75%	78.24%
Description of nature of entity's operations and principal activities		Financial transactions, product sales and Equity interests
C S N Mining Asia Limited [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary		79.75%	78.24%
Description of nature of entity's operations and principal activities		Commercial representation
Lusosider Iberica S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary		100.00%	100.00%
Description of nature of entity's operations and principal activities		Steel, commercial and industrial activities and equity interests
C S N Mining Portugal Unipessoal Lda [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary		79.75%	78.24%
Description of nature of entity's operations and principal activities		Commercial and representation of products
Companhia Siderurgica Nacional L L C [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary		100.00%	100.00%
Description of nature of entity's operations and principal activities		Import and distribution/resale of products
Elizabeth Cimentos S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary		99.98%	99.98%
Description of nature of entity's operations and principal activities		Manufacturing and sale of cement
Elizabeth Mineracao Ltda [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	[3]		99.96%
Description of nature of entity's operations and principal activities	[3]	Mining
Santa Ana Energetica S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary		100.00%
Description of nature of entity's operations and principal activities		Electric power generation
Topazio Energetica S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary		100.00%
Description of nature of entity's operations and principal activities		Electric power generation
Brasil Central Energia Ltda [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary		100.00%
Description of nature of entity's operations and principal activities		Electric power generation
Circula Mais Servico De Intermediacao Comercial S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary		99.99%
Description of nature of entity's operations and principal activities		Commercial intermediation for the purchase and sale of assets and materials in general
C S N Cimentos Brasil S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary		99.99%
Description of nature of entity's operations and principal activities		Manufacturing and sale of cement
Metalgrafica Iguacu S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary		100.00%
Description of nature of entity's operations and principal activities		Metal packaging manufacturing
Companhia Energetica Chapeco [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary		79.75%
Description of nature of entity's operations and principal activities		Electric power generation
Companhia Estadual De Geracaode Energia Eletrica C E E E G [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary		98.96%
Description of nature of entity's operations and principal activities		Electric power generation
Ventosde Vera Cruz S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary		98.95%
Description of nature of entity's operations and principal activities		Electric power generation
Ventosde Curupira S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary		98.95%
Description of nature of entity's operations and principal activities		Electric power generation
Ventosde Povo Novo S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary		98.95%
Description of nature of entity's operations and principal activities		Electric power generation
Ita Energetica S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary		48.75%	48.75%
Description of nature of entity's operations and principal activities		Electric power generation
Consorcio Da Usina Hidreletrica De Igarapava [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary		17.92%	17.92%
Description of nature of entity's operations and principal activities		Electric power consortium
M R S Logistica S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary		18.64%	18.64%
Description of nature of entity's operations and principal activities		Railroad transportation
Aceros Del Orinoco S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	[1]	31.82%	31.82%
Description of nature of entity's operations and principal activities	[1]	Dormant company
Transnordestina Logistica S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary		47.26%	47.26%
Description of nature of entity's operations and principal activities		Railroad logistics
Equimac S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary		50.00%	50.00%
Description of nature of entity's operations and principal activities		Rental of commercial and industrial machinery and equipment
M R S Logistica S A 1 [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary		14.86%	14.58%
Description of nature of entity's operations and principal activities		Railroad transportation
Arvedi Metalfer Do Brasil S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary		20.00%	20.00%
Description of nature of entity's operations and principal activities		Metallurgy and Equity interests
Ventosda Lagoa Energia S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary		10.00%
Description of nature of entity's operations and principal activities		Electric power generation
Jaguari Energetica S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary		10.50%
Description of nature of entity's operations and principal activities		Electric power generation
Chapecoense Geracao S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary		9.00%
Description of nature of entity's operations and principal activities		Electric power generation
Parques Eolicos Palmares S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary		10.00%
Description of nature of entity's operations and principal activities		Electric power generation
Ventosdo Litoral Energia S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary		10.00%
Description of nature of entity's operations and principal activities		Electric power generation
Ventosdos Indios Energia S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary		10.00%
Description of nature of entity's operations and principal activities		Electric power generation
Companhia Energetica Riodas Antas Ceran [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary		10.00%
Description of nature of entity's operations and principal activities		Electric power generation
Ventosdo Sul S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary		10.00%
Description of nature of entity's operations and principal activities		Electric power generation
Foz Chapeco Energia S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary		10.00%
Description of nature of entity's operations and principal activities		Electric power generation
Diplic I I Private Credit Balanced Mutual Fund [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary		100.00%	100.00%
Description of nature of entity's operations and principal activities		Investment fund
Caixa Vertice Private Credit Balanced Mutual Fund [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary		100.00%	100.00%
Description of nature of entity's operations and principal activities		Investment fund
V R 1 Private Credit Balanced Mutual Fund [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary		100.00%	100.00%
Description of nature of entity's operations and principal activities		Investment fund

[1]	Dormant companies.
[2]	- CSN Steel Holdings 1, S.L.U. was incorporated by CSN Productos Siderúrgicos S.L. on August 02, 2022
[3]	- Elizabeth Mineração was incorporated by CSN Cimentos S/A on April 30, 2022.